TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus and Statement of Additional Information

* * *

Transamerica Asset Allocation – Conservative Portfolio

Transamerica Asset Allocation – Growth Portfolio

Transamerica Asset Allocation – Moderate Growth Portfolio

Transamerica Asset Allocation – Moderate Portfolio

(together, the “funds”)

Effective on or about July 1, 2025, Neill Nuttall will no longer serve as a portfolio manager for the funds. Alexandra Wilson-Elizondo and Siwen Wu will continue to serve as portfolio managers for the funds.

* * *

Effective immediately, the following will replace the corresponding information in the Prospectus for each of the funds under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Goldman Sachs Asset Management, L.P.
Portfolio Managers:
Neill Nuttall[1]	Portfolio Manager	since August 2020
Alexandra Wilson-Elizondo	Portfolio Manager	since January 2022
Siwen Wu	Portfolio Manager	since March 2024

1 Effective July 1, 2025, Mr. Nuttall will no longer serve as a Portfolio Manager of the fund.

Effective immediately, the following will replace the corresponding information in the Prospectus under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Asset Allocation - Conservative Portfolio

Transamerica Asset Allocation - Growth Portfolio

Transamerica Asset Allocation - Moderate Portfolio

Transamerica Asset Allocation - Moderate Growth Portfolio

Name	Sub-Adviser	Positions Over Past Five Years
Neill Nuttall*	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the funds since 2020; Managing Director and Co-Chief Investment Officer of the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2014
Alexandra Wilson-Elizondo	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the funds since 2022; Managing Director and Co-Chief Investment Officer of the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2021; prior to 2021, employed by MacKay Shields since 2015
Siwen Wu	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the funds since 2024; Vice President of the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2014

* Effective July 1, 2025, Mr. Nuttall will no longer serve as a Portfolio Manager of the funds.

* * *

Effective immediately, the following will replace the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Goldman Sachs Asset Management, L.P. (“GSAM”):

Transamerica Asset Allocation - Conservative Portfolio

Transamerica Asset Allocation - Growth Portfolio

Transamerica Asset Allocation - Moderate Portfolio

Transamerica Asset Allocation - Moderate Growth Portfolio

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed

Neill Nuttall*	12	$15.48 billion	90	$51.39 billion	357	$340.36 billion

Alexandra Wilson-Elizondo	11	$15.10 billion	90	$51.39 billion	357	$340.36 billion

Siwen Wu	12	$18.11 billion	5	$2.87 billion	1	$556.4 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)

Neill Nuttall*	0	$0	0	$0	3	$4.43 billion

Alexandra Wilson-Elizondo	0	$0	0	$0	3	$4.43 billion

Siwen Wu	0	$0	0	$0	0	$0

* Effective July 1, 2025, Mr. Nuttall will no longer serve as a Portfolio Manager of the funds.

* * *

Investors Should Retain this Supplement for Future Reference

April 4, 2025